UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to______________

Date of Report (Date of earliest event reported)_________________________

Commission File Number of securitizer:_________________________

Central Index Key Number of securitizer:_________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001887145

Verus Securitization Trust 2022-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg

(202) 534-1815

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

I.	Disclosures Required by Rule 15Ga-2 With Respect to the Mortgage Loans for which Due Diligence Reports Were Not Previously Filed

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary

99.2	AMC Data Compare Report

99.3	AMC Exception Grades

99.4	AMC Rating Agency Grades

99.5	AMC QM-ATR Diligence Report

99.6	AMC Valuation Report

99.7	AMC Supplemental Data

99.8	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

99.9	Clayton Conditions Report

99.10	Clayton Loan Level Tape Compare Upload

99.11	Clayton Non ATR QM Upload

99.12	Clayton Rating Agency Grades Report

99.13	Clayton Valuations Summary

99.14	Covius Real Estate Services, LLC (“CRES”) Executive Summary

99.15	CRES Rating Agency Exceptions Report

99.16	CRES Rating Agency Grades Report

99.17	CRES Rating Agency Tape Compare Report

99.18	CRES ATR QM Data Fields

99.19	CRES Rating Agency Valuation Report

99.20	Infinity IPS, Inc. (“Infinity”) Executive Summary

99.21	Infinity Findings Detail Report

99.22	Infinity Rating Agency Grades Report

99.23	Infinity Data Compare Report

99.24	Infinity ATR QM Report

99.25	Infinity Valuation Report

99.26	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Executive Summary

99.27	Consolidated Analytics Due Diligence Standard

99.28	Consolidated Analytics Data Compare Report

99.29	Consolidated Analytics Grading Summary Report

99.30	Consolidated Analytics ATR QM Report

99.31	Consolidated Analytics Valuations Summary Report

99.32	Evolve Mortgage Services (“Evolve”) Executive Summary

99.33	Evolve Exception Detail

99.34	Evolve Rating Agency Grades

99.35	Evolve Data Compare

99.36	Evolve QM ATR Data

99.37	Evolve Valuation Report

99.38	Recovco Mortgage Management, LLC (“Recovco”) Executive Summary

99.39	Recovco Exception Level

99.40	Recovco Rating Agency Grading

99.41	Recovco Data Comparison

99.42	Recovco QM-ATR QM Report

99.43	Recovco Valuation Report

99.44	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative

99.45	Selene Standard Findings Report

99.46	Selene Rating Agency Grades Report

99.47	Selene Data Compare Report

99.48	Selene ATR QM Data Fields

99.49	Selene Valuations Report

99.50	Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Due Diligence Executive Summary

99.51	EdgeMAC Exception Report

99.52	EdgeMAC Final Tape Compare Report

99.53	EdgeMAC Rating Agency Grades

99.54	EdgeMAC QM ATR Report

99.55	EdgeMAC Valuation Summary Report

99.56	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

99.57	Canopy Exceptions Report

99.58	Canopy Rating Agency Grades

99.59	Canopy Data Compare

99.60	Canopy ATR QM Report

99.61	Canopy Valuation Report

99.62	Inglet Blair, LLC (“IB”) Executive Summary

99.63	IB Exception Report

99.64	IB Rating Agency Final Grading Summary

99.65	IB Data Comparison

99.66	IB QM Summary

99.67	IB Valuation Report

99.68	Mission Global, LLC (“Mission”) Due Diligence Review Narrative Summary

99.69	Mission Exception Grade Detail Report

99.70	Mission Rating Agency Grades

99.71	Mission Data Compare

99.72	Mission QM ATR Report

99.73	Mission Valuation Report

99.74	The StoneHill Group, Inc. (“TSG”) Narrative

99.75	TSG Rating Agency Grades Detail Report

99.76	TSG Rating Agency Grades Summary Report

99.77	TSG Data Compare Report

99.78	TSG ATR QM Report

99.79	TSG Valuation Report

II.    Disclosures Required by Rule 15Ga-2 With Respect to the Mortgage Loans Listed on Exhibit 99.81 and for which Due Diligence Reports Were Previously Filed

99.80	Link to Prior Filing

99.81	Loan List

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 10, 2022

NQM DEPOSITOR LLC

By:	/s/ Robert Konigsberg
Name: Robert Konigsberg
Title: Chief Financial Officer